CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Property, plant and equipment	$ 125.5	$ 127.9
Intangible assets	81.7	80.6
Investments	7.6	10.0
Deferred income tax assets	16.2	16.6
Trade and other receivables	0.3	0.3
Non-current assets	231.3	235.4
Current assets
Current investments	1.6	0.0
Inventories	82.2	82.5
Trade and other receivables	72.6	57.6
Income tax receivable	1.6	2.4
Cash and cash equivalents	13.3	13.6
Current assets	171.3	156.1
TOTAL ASSETS	402.6	391.5
Capital and reserves
Issued capital	176.2	176.2
Share premium account	56.4	56.4
Treasury shares	(5.8)	(7.1)
Own shares held by ESOP	(1.0)	(0.5)
Retained earnings	311.4	308.1
Hedging reserve	(0.2)	(3.3)
Translation reserve	(46.3)	(57.9)
Share based compensation reserve	5.4	3.8
Merger reserve	(333.8)	(333.8)
Capital and reserves attributable to the Group's equity shareholders	162.3	141.9
Total equity	162.3	141.9
Non-current liabilities
Bank and other loans	93.8	121.0
Retirement benefits	55.3	66.5
Deferred income tax liabilities	3.6	4.9
Deferred contingent consideration	0.2	1.5
Provisions	1.1	1.1
Trade and other payables	1.9	0.6
Non-current liabilities	155.9	195.6
Current liabilities
Trade and other payables	61.3	51.1
Current income tax liabilities	0.3	0.1
Bank and other loans	15.0	0.0
Deferred contingent consideration	0.5	0.0
Deferred consideration	0.3	1.3
Provisions	2.8	1.5
Overdrafts	4.2	0.0
Current liabilities	84.4	54.0
Total liabilities	240.3	249.6
TOTAL EQUITY AND LIABILITIES	402.6	391.5
Ordinary shares
Capital and reserves
Issued capital	25.3	25.3
Deferred shares
Capital and reserves
Issued capital	$ 150.9	$ 150.9